Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents.
Cash and Cash Equivalents

5. Cash and Cash Equivalents

At March 31, 2020, the Company’s cash and equivalents were € 98,063,000 as compared to € 111,950,000 at December 31, 2019. The cash balances are held at banks with investment grade credit ratings. The cash at banks is at full disposal of the Company.